Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Composition by Product Category of Revenues	The following is the composition, by product category, of our revenues:

	Twelve Months Ended December 31, 2024
	Global Seating	Electrical Systems	Trim Systems & Components	Total
Seats	$311,925	$—	$—	$311,925
Electrical wire harnesses, panels and assemblies	2,757	203,128	—	205,885
Plastic & Trim components	—	—	155,928	155,928
Mirrors, wipers and controls	—	—	49,617	49,617
Total	$314,682	$203,128	$205,545	$723,355

	Twelve Months Ended December 31, 2023
	Global Seating	Electrical Systems	Trim Systems & Components	Total
Seats	$345,705	$—	$—	$345,705
Electrical wire harnesses, panels and assemblies	2,985	242,391	—	245,376
Plastic & Trim components	—	—	193,822	193,822
Mirrors, wipers and controls	—	—	50,566	50,566
Total	$348,690	$242,391	$244,388	$835,469

	Twelve Months Ended December 31, 2022
	Global Seating	Electrical Systems	Trim Systems & Components	Total
Seats	$358,737	$—	$—	$358,737
Electrical wire harnesses, panels and assemblies	89	191,828	—	191,917
Plastic & Trim components	—	—	183,239	183,239
Mirrors, wipers and controls	—	—	48,690	48,690
Total	$358,826	$191,828	$231,929	$782,583